Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Balances in bank accounts	$ 6,028,945	$ 3,657,580	$ 26,723,963
Certificate to deposits	86,373	15,633	41,548
Cash	1,675	13,528	18,280
Cash and cash equivalents	$ 6,116,993	$ 3,686,741	$ 26,783,791